Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other receivables [Abstract]
Other receivables	$ 124,685	$ 3,387
Prepayments	1,424,317	116,911
Trade and other receivables	$ 1,549,002	$ 120,298